Effects of Change in Accounting Principle on Major Line Items and Earnings per Share Amounts in Consolidated Financial Statements (Detail) - Entity [Domain] - JPY (¥)
¥ / shares in Units, ¥ in Millions
	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Revenues:
Sales of goods and real estate	¥ 450,869	¥ 179,884	¥ 80,885
Services income	765,548	490,515	282,201
Other	53,367	53,036	42,174
Total revenues	2,174,283	1,375,292	1,052,477
ASSETS
Cash and Cash Equivalents	818,039	826,296	786,892	¥ 827,518	¥ 818,039	¥ 826,296	¥ 786,892
Investment in Securities				2,846,257	1,214,452
Investment in Affiliates				378,087	297,325
Trade Notes, Accounts and Other Receivable				348,404	193,369
Inventories				165,540	106,031
Others				1,464,203	1,222,214
Total Assets				11,443,628	9,066,961	8,439,710
Expenses:
Costs of goods and real estate sold	402,021	162,989	72,633
Services expense	425,676	260,278	159,867
Selling, general and administrative expenses	427,816	316,851	226,329
Other	23,674	(21,001)	(1,949)
Total expenses	1,917,454	1,172,244	901,624
Liabilities:
Total Liabilities				9,058,656	6,917,419
Operating Income	256,829	203,048	150,853
Equity:
Total Equity				2,318,071	2,096,365	1,687,573	¥ 1,420,471
Income before Income Taxes and Discontinued Operations	344,017	286,339	172,572
Total Liabilities and Equity				11,443,628	9,066,961
Income from continuing operations	234,651	180,069	112,144
Net Income	255,257	195,287	119,058
Net Income Attributable to the Noncontrolling Interests	15,339	3,815	3,164
Net Income Attributable to ORIX Corporation Shareholders	¥ 234,948	¥ 187,364	¥ 111,909
Basic EPS	¥ 179.47	¥ 147.75	¥ 102.87
Diluted EPS	¥ 179.21	¥ 143.20	¥ 87.37
Net cash provided by operating activities	¥ 257,611	¥ 478,006	¥ 391,304
Net cash provided by (used in) investing activities	(467,801)	(215,314)	105,657
Net cash provided by (used in) financing activities	213,432	(277,704)	(467,193)
Cash and Cash Equivalents at Beginning of Year	818,039	826,296	786,892
Cash and Cash Equivalents at End of Year	827,518	818,039	826,296
Consolidating Adjustments Increase (decrease)
Revenues:
Sales of goods and real estate	10,548	30,937
Services income	27,960	25,205
Other	1,377	661
Total revenues	39,885	56,803
ASSETS
Cash and Cash Equivalents	(9,260)	0	0	29,234	(9,260)	¥ 0
Investment in Securities				26,112	0
Investment in Affiliates				(10,584)	(1,364)
Trade Notes, Accounts and Other Receivable				5,411	11,682
Inventories				(5,430)	(13,827)
Other Assets				(10,317)	12,989
Others				2,113	370
Total Assets				36,539	590
Expenses:
Costs of goods and real estate sold	6,125	28,883
Services expense	23,760	21,507
Selling, general and administrative expenses	3,804	3,186
Other	999	1,157
Total expenses	34,688	54,733
Liabilities:
Total Liabilities				31,158	(681)
Operating Income	5,197	2,070
Equity:
Total Equity				5,381	1,271
Income before Income Taxes and Discontinued Operations	8,068	2,613
Total Liabilities and Equity				¥ 36,539	¥ 590
Income from continuing operations	2,184	1,296
Net Income	2,184	1,296
Net Income Attributable to the Noncontrolling Interests	1,070	726
Net Income Attributable to ORIX Corporation Shareholders	¥ 1,114	¥ 570
Basic EPS	¥ 0.84	¥ 0.45
Diluted EPS	¥ 0.86	¥ 0.43
Net cash provided by operating activities	¥ 30,919	¥ 7,013
Net cash provided by (used in) investing activities	3,743	(13,148)
Net cash provided by (used in) financing activities	3,832	(3,125)
Cash and Cash Equivalents at Beginning of Year	(9,260)	0
Cash and Cash Equivalents at End of Year	¥ 29,234	¥ (9,260)	¥ 0